Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Nov. 02, 2024	Nov. 04, 2023	Nov. 05, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
This section is required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K.
The following table shows the total compensation for the Company’s principal executive officer (“PEO”) and other named executive officers (“NEO”) as set forth in the Summary Compensation Table, the compensation “actually paid” (“CAP”) to the NEOs, the Company’s total shareholder return (“TSR”), and our net income (loss) for the fiscal years ended November 2, 2024 and November 4, 2023:

Fiscal Year	Summary Compensation Table Total For PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(4)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based on TSR ($)(3)	Net Income (Loss)($)
2024	393,475	393,475	389,720	389,720	107.83	8,611,262
2023	393,475	393,475	389,720	389,720	90.44	10,898,864
2022	333,475	333,475	329,720	329,720	73.53	7,232,029

(1)	For fiscal years 2024, 2023, and 2022 the Company’s PEO was Mr. Terry E. Trexler.
(2)	For fiscal years 2024, 2023, and 2022, the Company’s Non-PEO NEO was T homas W. Trexler.
(3)
TSR is calculated by dividing the difference between the Company’s share price at the end and the beginning of the measurement
period by the Company’s share price at the beginning of the measurement period.

(4)
SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance Table above. In accordance with the requirements of Item 402(v)(2)(iii) of Regulation
S-K,
there were no adjustments required to be made to the summary compensation table total for each year to determine CAP for either our PEO or our non-PEO
NEOs.

Named Executive Officers, Footnote	For fiscal years 2024, 2023, and 2022, the Company’s Non-PEO NEO was T homas W. Trexler.
PEO Total Compensation Amount	$ 393,475	$ 393,475	$ 333,475
PEO Actually Paid Compensation Amount	393,475	393,475	333,475
Non-PEO NEO Average Total Compensation Amount	389,720	389,720	329,720
Non-PEO NEO Average Compensation Actually Paid Amount	$ 389,720	389,720	329,720
Compensation Actually Paid vs. Total Shareholder Return
PEO and
Non-PEO
Compensation Actually Paid and Company Total Stockholder Return
The following chart sets forth the relationship between CAP paid to our PEO, the average CAP paid to our
Non-PEO
NEOs, and the Company’s TSR over the period covering fiscal years 2022 to 2024.

Compensation Actually Paid vs. Net Income
PEO and
Non-PEO
Compensation
Actually
Paid and Net Income
The following chart sets forth the relationship between CAP paid to our PEO, the average
CAP
paid to our
Non
-PEO
NEOs, and the Company’s Net Income over the period covering fiscal years 2022 to 2024.

Total Shareholder Return Amount	$ 107.83	90.44	73.53
Net Income (Loss)	$ 8,611,262	$ 10,898,864	$ 7,232,029
PEO Name	Mr. Terry E